UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-3632

DWS Tax Free Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 08/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2008 (Unaudited)

DWS Intermediate Tax/AMT Free Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 97.7%
Alabama 0.4%
Birmingham, AL, Special Care Facilities Financing Authority Revenue, Methodist Home for Aging, 5.0%, 3/1/2014, Colonial Bank (a)	2,570,000	2,683,671
Arizona 3.6%
Arizona, Health Facilities Authority Revenue, Banner Health, Series A, 5.0%, 1/1/2020	3,000,000	3,044,760
Arizona, Health Facilities, Authority Hospital System Revenue, ETM, 6.25%, 9/1/2011 (b)	105,000	109,162
Arizona, School District General Obligation, School Facilities Board Revenue, Series B, Prerefunded, 5.25%, 9/1/2017 (b)	2,500,000	2,777,800
Arizona, Water Infrastructure Finance Authority Revenue, Series A, 5.0%, 10/1/2024	4,000,000	4,240,560

Maricopa County, AZ, Industrial Development Authority, Hospital Facility Revenue, Samaritan Health Services, Series B, ETM, 6.0%, 12/1/2019 (b)	3,590,000	4,136,362
Phoenix, AZ, General Obligation, Series B, 5.0%, 7/1/2018	10,000,000	11,015,600

		25,324,244
Arkansas 0.0%
Jefferson County, AR, Health Care Facilities, 1978 Conventional Series, ETM, 7.4%, 12/1/2010 (b)	95,000	105,257
Stuttgart, AR, Public Facilities Board, Single Family Mortgage, Series B, 7.75%, 9/1/2011	4,496	4,588

		109,845
California 12.9%
California, Department of Water Resources Power Supply Revenue, Series A, 5.5%, 5/1/2015 (b)	10,000,000	10,826,200
California, Electric Revenue, Department of Water Resources and Power Supply, Series A, Prerefunded, 5.875%, 5/1/2016	7,000,000	7,910,070
California, General Obligation, Economic Recovery, Series A, 5.25%, 7/1/2014 (b)	10,000,000	11,151,100
California, Health Facilities Financing Authority Revenue, Sutter Health, Series A, 5.25%, 8/15/2022	3,335,000	3,449,991
California, Infrastructure & Economic Development Bank Revenue, Clean Water, State Revolving Fund, 5.0%, 10/1/2017	6,735,000	7,214,667
California, Infrastructure & Economic Development Bank Revenue, Workers Compensation Relief Fund, Series A, 5.0%, 10/1/2015 (b)	7,000,000	7,499,520
California, State Department Water Resources Center, Valley Project Revenue:
Series Y, 5.25%, 12/1/2016 (b)	2,955,000	3,196,128
Series Y, Prerefunded, 5.25%, 12/1/2016 (b)	45,000	50,162
California, State General Obligation:
5.0%, 10/1/2016	3,000,000	3,192,330
5.25%, 2/1/2018	5,000,000	5,282,550
6.0%, 4/1/2018	1,700,000	1,963,823
Emeryville, CA, Redevelopment Agency, Residential Mortgage, ETM, 7.5%, 9/1/2011	60,000	63,950
Foothill, CA, Transportation/Tolls Revenue, Eastern Corridor Agency, Series A, ETM, 7.05%, 1/1/2009	7,275,000	7,407,041
Los Angeles, CA, Community Redevelopment Agency, Angelus Plaza Project, Series A, 7.4%, 6/15/2010	865,000	885,059
Los Angeles, CA, School District General Obligation, 5.5%, 7/1/2015 (b)	4,000,000	4,404,520
Sacramento, CA, Municipal Utility District, Electric Revenue, Series U, 5.0%, 8/15/2023 (b)	7,000,000	7,318,430
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency, Toll Road Revenue, Series A, Zero Coupon, 1/15/2012 (b)	825,000	730,579
South Orange County, CA, Public Finance Authority, Special Tax Revenue, Foothill Area, Series A, 5.25%, 8/15/2016 (b)	6,260,000	6,744,524
Turlock, CA, Public Financing Authority Revenue, 5.25%, 9/1/2015	35,000	35,198

		89,325,842
Colorado 3.5%
Aurora, CO, Water Improvement Revenue, First Lien, Series A, 5.0%, 8/1/2021 (b)	7,000,000	7,367,080
Boulder County, CO, Community Hospital Project Revenue, ETM, 7.0%, 7/1/2009	30,000	31,102
Colorado, E-470 Public Highway Authority Revenue, Series C2, 5.0%, 9/1/2039 (b)	8,000,000	8,125,520
Colorado, Health Facilities Authority Revenue, Catholic Health Initiatives, Series C-6, 3.95%, 9/1/2036	2,680,000	2,726,203
Colorado, Health Facilities Authority Revenue, Weld County General Hospital Project, ETM, 9.375%, 7/1/2009	30,000	31,655
Colorado, Housing Finance Authority, Multi-Family Insured Mortgage, Series C-3, 5.7%, 10/1/2021	70,000	70,047
Colorado, Housing Finance Authority, Single Family Program:
Series A-3, 6.5%, 5/1/2016	45,000	47,063
Series B-3, 6.55%, 5/1/2025	39,000	40,196
Colorado, Transportation/Tolls Revenue, Regional Transportation District Sales Tax, Series B, Prerefunded, 5.5%, 11/1/2016 (b)	5,000,000	5,561,450

Denver City & County, CO, Single Family Mortgage Revenue Home, Metro Mayors Caucus, Series C, 5.0%, 11/1/2015	5,000	5,048

		24,005,364
Connecticut 1.1%
Connecticut, State General Obligation:
Series C, 5.0%, 6/1/2017 (b)	3,170,000	3,490,582
Series A, Prerefunded, 5.375%, 4/15/2016	4,000,000	4,389,040

		7,879,622
District of Columbia 0.6%
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 6.0%, 10/1/2013 (b)	3,630,000	4,116,819
Florida 2.2%
Dade County, FL, Health Facilities Authority Hospital Revenue, Baptist Hospital of Miami Project, Series A, ETM, 5.75%, 5/1/2021 (b)	4,500,000	5,088,735
Miami-Dade County, FL, School Board, Certificates of Participation, Series A, 5.0%, 5/1/2019 (b)	3,000,000	3,116,160
Orange County, FL, Health Facilities Authority Revenue, Advanced Health Systems, ETM, 8.75%, 10/1/2009	305,000	316,138
South Florida, Water Management District, Certificates of Participation, 5.0%, 10/1/2018 (b)	4,000,000	4,240,480
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,516,100
St. John's County, FL, Industrial Development Authority Revenue, Series A, 5.5%, 3/1/2017 (b)	185,000	187,274

		15,464,887
Georgia 3.3%
Columbus, GA, Water & Sewer Revenue, 5.25%, 5/1/2015 (b)	1,000,000	1,082,840
Forsyth County, GA, School District General Obligation, Prerefunded, 6.0%, 2/1/2014	1,000,000	1,075,440
Fulton Dekalb, GA, Hospital Authority, Hospital Revenue Certificates, 5.25%, 1/1/2016 (b)	8,500,000	9,226,835
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024	1,705,000	1,544,509
Georgia, Municipal Electric Authority, General Resolution Projects, Series A, 5.25%, 1/1/2019	2,500,000	2,689,925
Georgia, State General Obligation, 6.75%, 9/1/2010	5,370,000	5,862,214
Savannah, GA, Economic Development Authority Revenue, College of Art & Design:
ETM, 6.2%, 10/1/2009	555,000	567,182
Prerefunded, 6.5%, 10/1/2013	800,000	854,088

		22,903,033
Hawaii 2.9%
Hawaii, Housing & Community Development, Multi-Family Revenue, Sunset Villas:
5.7%, 7/20/2031	1,090,000	1,103,255
5.75%, 1/20/2036	2,395,000	2,422,231
Hawaii, State General Obligation:
Series CI, 4.75%, 11/1/2008	7,050,000	7,087,929
Series DK, 5.0%, 5/1/2021	9,000,000	9,638,640

		20,252,055
Illinois 6.3%
Belleville St. Clair County, IL, Single Family Mortgage Revenue, ETM, 7.25%, 11/1/2009	30,000	31,272
Chicago, IL, Core City General Obligation, Capital Appreciation Project, Series A, Step-up Coupon, 0% to 1/1/2011, 5.3% to 1/1/2016 (b)	1,100,000	1,075,910
Chicago, IL, Higher Education Revenue, City Colleges, Zero Coupon, 1/1/2014 (b)	11,570,000	9,428,856
Chicago, IL, Water & Sewer Revenue, Zero Coupon, 11/1/2011 (b)	5,000,000	4,513,950
Du Page County, IL, Special Services Area No. 11, 6.75%, 1/1/2014	590,000	633,695
Du Page County, IL, Special Services Area No. 26, Bruce Lake Subdivision, General Obligation:
5.0%, 1/1/2013	65,000	65,462
5.15%, 1/1/2014	65,000	65,592
5.25%, 1/1/2009	50,000	50,273
5.25%, 1/1/2010	55,000	55,881

5.25%, 1/1/2016	150,000	150,649
5.375%, 1/1/2011	60,000	61,330
5.5%, 1/1/2012	35,000	35,979
5.5%, 1/1/2019	255,000	254,681
5.75%, 1/1/2022	300,000	293,289
Illinois, Educational Facilities Authority Revenues, Augustana College, ETM, 4.6%, 10/1/2008	50,000	50,136
Illinois, Health Facilities Authority, Michael Reese Hospital & Medical Center, ETM, 6.75%, 12/1/2008	50,000	50,666
Illinois, Health Facilities Authority, Midwest Group Ltd., 5.375%, 11/15/2008 (b)	85,000	84,927
Illinois, Municipal Electric Agency Power Supply, Series A, 5.25%, 2/1/2018 (b)	2,000,000	2,128,040
Illinois, Transportation/Tolls Revenue, State Toll Highway Authority, Series A, 5.5%, 1/1/2013 (b)	2,200,000	2,432,474
Palatine, IL, Tax Increment Revenue, Dundee Road Development Project, Tax Allocation, 5.0%, 1/1/2015 (b)	4,340,000	4,347,638
Rockford-Concord Commons, IL, Housing Facility, Concord Commons Project, Series A, 6.15%, 11/1/2022	1,310,000	1,312,633
Rosemont, IL, Core City General Obligation:
Series A, Zero Coupon, 12/1/2013 (b)	3,865,000	3,171,735
Series A, Zero Coupon, 12/1/2014 (b)	4,000,000	3,118,960
Silvas, IL, Mortgage Revenue:
Series A, Prerefunded, 4.9%, 8/1/2011	360,000	369,832
Series A, Prerefunded, 5.2%, 8/1/2017	1,285,000	1,346,192
University of Illinois, Higher Education Revenue, Auxiliary Facilities System:
Series A, 5.5%, 4/1/2015 (b)	3,860,000	4,339,605
Series A, 5.5%, 4/1/2016 (b)	3,580,000	4,039,457

		43,509,114
Indiana 2.2%
Indiana, Health Facility Authority Revenue, Memorial Hospital, 5.125%, 2/15/2017 (b)	1,250,000	1,255,025
Indianapolis, IN, City Core General Obligation, Local Improvements, Series B, 6.0%, 1/10/2013	3,000,000	3,212,100
Indianapolis, IN, State Agency Revenue Lease, Local Improvements, Series D, 6.75%, 2/1/2014	8,000,000	8,960,000
Jasper County, IN, Pollution Control Revenue, Series C, Northern Indiana Public Service, 5.85%, 4/1/2019 (b)	2,000,000	2,005,820

		15,432,945
Kansas 0.4%
Johnson County, KS, School District General Obligation, Unified School District No. 231, Series A, 5.25%, 10/1/2014 (b)	2,220,000	2,479,673
Kentucky 0.3%
Kentucky, Asset/Liability Commission Agency Revenue, Federal Highway Trust, First Series, 5.25%, 9/1/2019 (b)	1,000,000	1,109,460
Kentucky, Economic Development Finance Authority Revenue, Catholic Health, Series 04-D, 3.5%, 5/1/2034	1,030,000	1,038,003

		2,147,463
Louisiana 1.4%
Louisiana, Sales & Special Tax Revenue, Regional Transportation Authority, Series A, 144A, 7.95%, 12/1/2013 (b)	2,815,000	3,351,623
Louisiana, State Health Education Authority, Lease Rent Revenue, Tulane University Medical Center, ETM, 7.875%, 7/1/2009	55,000	57,448
New Orleans, LA, Home Mortgage Authority, Special Obligation, ETM, 6.25%, 1/15/2011	3,594,000	3,871,816
Orleans, LA, Sales & Special Tax Revenue, Levee District Improvement Project, 5.95%, 11/1/2014 (b)	1,055,000	1,061,858
Tensas Parish County, LA, General Obligation, Prerefunded, 7.0%, 9/1/2018	1,445,000	1,474,290

		9,817,035

Maryland 0.8%
Baltimore County, MD, Mortgage Revenue, Three Garden Village Project, Series A, 4.8%, 1/1/2013	335,000	343,084
Maryland, General Obligation, State & Local Facilities Loan, Series 2, 5.0%, 8/1/2019	5,000,000	5,477,250

		5,820,334
Massachusetts 0.6%
Boston, MA, Deutsche Altenheim, Series A, 5.95%, 10/1/2018	415,000	436,231
Massachusetts, Bay Transportation Authority Revenue, Series A, 5.75%, 7/1/2015	85,000	90,011
Massachusetts, Development Finance Agency, Human Services Provider, Seven Hills Foundation & Affiliates, 4.85%, 9/1/2013 (b)	310,000	312,626
Massachusetts, State General Obligation, Series D, 5.5%, 11/1/2015 (b)	1,000,000	1,138,960
Massachusetts, Water & Sewer Revenue, Pollution Control Revenue, Water Pollution Abatement Trust, Series A, 6.2%, 2/1/2010	10,000	10,034
Somerville, MA, Housing Authority Revenue, Clarendon Project, 4.6%, 11/20/2015	2,000,000	2,108,400

		4,096,262
Michigan 3.6%
Brighton, MI, School District General Obligation, Series II, Zero Coupon, 5/1/2016 (b)	5,000,000	3,615,700
Detroit, MI, Core City General Obligation:
Series B, Prerefunded, 5.875%, 4/1/2013 (b)	2,410,000	2,576,868
Series B, Prerefunded, 5.875%, 4/1/2014 (b)	2,555,000	2,731,908
Detroit, MI, State General Obligation, Series A-1, 5.375%, 4/1/2016 (b)	2,000,000	2,061,780
Hartland, MI, School District General Obligation, 5.375%, 5/1/2014	3,295,000	3,515,469
Michigan, Hospital & Healthcare Revenue, Hospital Finance Authority, Mercy Mt. Clemens, Series A, Prerefunded, 6.0%, 5/15/2014 (b)	3,000,000	3,109,650
Michigan, Water & Sewer Revenue, Municipal Bond Authority, 5.375%, 10/1/2016	6,670,000	7,245,688
Saginaw, MI, Hospital Finance Authority, Saint Luke Hospital, ETM, 7.5%, 11/1/2010	95,000	100,397

		24,957,460
Minnesota 0.7%
Minnesota, State General Obligation, 5.0%, 6/1/2020	4,535,000	4,862,699
Mississippi 2.1%
Corinth & Alcorn Counties, MS, Hospital Revenue, Magnolia Regional Health Center Project, Series B, 5.125%, 10/1/2010	190,000	194,011
Lincoln County, MS, Hospital & Healthcare Revenue, Kings Daughters Hospital, Series B, 5.5%, 4/1/2018 (b)	1,345,000	1,348,779
Mississippi, Business Financial Corp., Mississippi Retirement Facilities Revenue, Wesley Manor, Series A, 5.45%, 5/20/2034	2,670,000	2,677,770
Mississippi, Home Corp., Single Family Mortgage Revenue, Series C-1, 5.6%, 6/1/2038	6,815,000	7,133,465
Rankin County, MS, School District General Obligation, 5.25%, 2/1/2015 (b)	2,845,000	3,073,823

		14,427,848
Missouri 1.1%
Bridgeton, MO, Industrial Development Authority, Facilities Revenue, Mizpath Assisted Living, Series A, 5.25%, 12/20/2019	140,000	144,011
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	3,200,000	3,659,616
Missouri, Water & Sewer Revenue, State Revenue Revolving Funds Project, Series C, 5.375%, 7/1/2015	3,495,000	3,965,322
Springfield, MO, Law Enforcement Communication, Certificate of Participation, 5.5%, 6/1/2010	60,000	63,204

		7,832,153
Nebraska 0.3%
Omaha, NE, School District General Obligation, Series A, ETM, 6.5%, 12/1/2013	1,500,000	1,762,830
Nevada 0.3%
Clark County, NV, Airport Revenue, Series 08-E, 5.0%, 7/1/2012	1,975,000	2,110,110
Nevada, Housing Division, Single Family Mortgage:
Series B-1, 4.95%, 4/1/2012	40,000	40,095

Series C-1, 5.45%, 4/1/2010	10,000	10,116

		2,160,321
New Hampshire 0.1%
New Hampshire, Senior Care Revenue, Higher Educational and Health Facilities Revenue, Catholic Charities, Series A, 5.75%, 8/1/2011	625,000	625,725
New Jersey 3.2%
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.375%, 6/15/2014	2,280,000	2,246,416
New Jersey, Economic Development Authority Revenue, School Facilities Construction:
Series O, 5.0%, 3/1/2017	3,300,000	3,538,524
Series W, 5.0%, 3/1/2019	3,000,000	3,191,820
Series I, Prerefunded, 5.25%, 9/1/2024	2,000,000	2,256,760
New Jersey, Sales & Special Tax Revenue, Transportation Trust Fund, Series B, 6.5%, 6/15/2011 (b)	140,000	154,535
New Jersey, State Transit Corp., Certificate of Participation, Federal Transit Administration Grants, Series A, 5.0%, 9/15/2016 (b)	7,000,000	7,416,220
New Jersey, State Transportation Trust Fund Authority, Transportation System, Series B, ETM, 6.5%, 6/15/2011 (b)	85,000	94,627
New Jersey, Transportation/Tolls Revenue, State Highway Authority, Garden State Parkway, ETM, 5.5%, 1/1/2014 (b)	2,630,000	2,976,292
Secaucus, NJ, Municipal Utilities Authority, Sewer Revenue, ETM, 6.875%, 12/1/2008	10,000	10,136

		21,885,330
New York 8.0%
New York, Dormitory Authority, Lutheran Nursing Home:
5.125%, 2/1/2018 (b)	405,000	417,818
6.1%, 8/1/2041 (b)	1,000,000	1,071,180
New York, Dormitory Authority, St. Joseph's Hospital, 5.25%, 7/1/2018 (b)	450,000	455,427
New York, Metropolitan Transportation Authority Revenue, Series A, 5.5%, 11/15/2014 (b)	5,000,000	5,556,250
New York, State Dormitory Authority Revenue, State University Educational Facilities, 5.0%, 5/15/2010	250,000	253,093
New York, State Housing Finance Agency Revenue, 100 Maiden Lane, Series A, 1.77% *, 5/15/2037	2,300,000	2,300,000
New York, Tobacco Settlement Financing Corp., Series C-1, 5.5%, 6/1/2015	8,000,000	8,224,240
New York, Triborough Bridge & Tunnel Authority, Convention Center Project, Series E, 7.25%, 1/1/2010	120,000	124,710
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series AA, 5.0%, 6/15/2021	10,000,000	10,640,500
New York, NY, Core City General Obligation, Series B, 5.75%, 8/1/2015	5,000,000	5,479,850
New York, NY, General Obligation:
Series J, 5.25%, 5/15/2015 (b)	4,000,000	4,349,160
Series A, 5.5%, 8/1/2014	5,000,000	5,489,900
Series G, ETM, 6.75%, 2/1/2009	255,000	260,465
New York, NY, State Agency General Obligation Lease, Tobacco Settlement Funding Corp., Series A-1, 5.5%, 6/1/2018	10,000,000	10,499,800
Oneida County, NY, Industrial Development Agency Revenue, Civic Facilities, 5.0%, 3/1/2014, HSBC Bank PLC (a)	600,000	607,890

		55,730,283
North Carolina 0.5%
North Carolina, Electric Revenue, Catawba Municipal Power Agency No. 1, Series A, 5.25%, 1/1/2020	2,000,000	2,094,580
North Carolina, Electric Revenue, Municipal Power Agency, Series F, 5.5%, 1/1/2016	1,000,000	1,040,950

		3,135,530
North Dakota 0.2%
Fargo, ND, Health Systems Revenue, Series A, 5.6%, 6/1/2013 (b)	1,250,000	1,272,025

Ohio 3.9%
Buckeye, OH, Tobacco Settlement Financing Authority:
Series A-2, 5.125%, 6/1/2024	5,665,000	5,190,840
Series A-2, 5.375%, 6/1/2024	1,940,000	1,826,762
Columbus, OH, General Obligation, Series 1, 5.0%, 7/1/2014	9,905,000	10,969,589
Franklin County, OH, Hospital & Healthcare Revenue, Ohio Presbyterian Services, 5.4%, 7/1/2010	750,000	758,655
Montgomery County, OH, Catholic Health Revenue, Series C-2, 4.1%, 10/1/2041	1,895,000	1,955,223
Ohio, Capital Housing Corp. Mortgage, Georgetown Section 8, Series A, 6.625%, 7/1/2022	705,000	705,895
Ohio, Industrial Development Revenue, Building Authority, Adult Correction Facilities, Series A, 5.5%, 10/1/2013 (b)	1,140,000	1,225,124
Ohio, Water & Sewer Revenue, Water Development Authority, Pure Water Improvement Project, Series B, 5.5%, 6/1/2015 (b)	2,280,000	2,591,311
Sandusky County, OH, Health Care Facilities Revenue, Bethany Place Retirement Center Project, 5.15%, 7/1/2009	15,000	15,217
Stark County, OH, Health Care Facility, Rose Land, Inc. Project:
5.3%, 7/20/2018	850,000	874,684
5.35%, 7/20/2023	940,000	955,021

		27,068,321
Oklahoma 0.2%
Oklahoma, Ordinance Works Authority, Ralston Purina Project, 6.3%, 9/1/2015	1,500,000	1,503,420
Oregon 0.5%
Oregon, Department Transportation Highway, User Tax Revenue, Series A, Prerefunded, 5.25%, 11/15/2015	3,000,000	3,369,840
Pennsylvania 3.6%
Allegheny County, PA, Airport Revenue, San Authority, 5.375%, 12/1/2015 (b)	3,370,000	3,630,771
Allegheny County, PA, Residential Finance Authority, Single Family Mortgage, Series CC-2, 5.2%, 5/1/2017	105,000	107,115
Beaver County, PA, Industrial Development Authority, Health Care Revenue, Providence Project, Series C, 4.85%, 5/20/2010	495,000	504,336
Chester County, PA, Health & Education Facility, Immaculata College:
5.1%, 10/15/2008	120,000	120,146
5.125%, 10/15/2009	230,000	230,253
5.3%, 10/15/2011	280,000	280,140
Delaware County, PA, County General Obligation, 5.125%, 10/1/2014	4,200,000	4,318,986
Delaware County, PA, Housing Authority, Dunwood Village Project, Prerefunded, 6.125%, 4/1/2020	100,000	106,004
Erie, PA, Higher Education Building Authority, Gannon University Project, Series E, 5.2%, 7/15/2016	800,000	800,128
Lancaster, PA, Sewer Authority Revenue, ETM, 6.0%, 4/1/2012	40,000	42,603
Pennsylvania, Delaware River Junction Toll Bridge, Commonwealth of Pennsylvania Bridge Revenue, 5.25%, 7/1/2013	1,000,000	1,091,180
Pennsylvania, Delaware River Port Authority, ETM, 6.5%, 1/15/2011	55,000	58,369
Pennsylvania, Higher Educational Facilities Authority, College & University Revenue, University of the Arts, 5.5%, 3/15/2013 (b)	800,000	811,672
Pennsylvania, Higher Educational Facility Authority, Health Services Revenue, Allegheny Delaware Valley Obligation, Series C, 5.875%, 11/15/2018 (b)	1,450,000	1,449,768
Pennsylvania, Higher Educational Facility, Gwynedd Mercy College, ETM, 5.0%, 11/1/2008	115,000	115,682
Pennsylvania, State General Obligation, Series First, Prerefunded, 6.0%, 1/15/2013	5,500,000	5,853,265
Philadelphia, PA, Hospital & Higher Education Authority, Health System, Series A, 5.375%, 1/1/2028	2,645,000	2,692,160
Philadelphia, PA, Industrial Development Authority, Jeanes Physicians' Office, Series A, 9.375%, 7/1/2010	170,000	174,384
Philadelphia, PA, Redevelopment Authority, Multi-Family Housing Revenue, Woodstock, 5.45%, 2/1/2023	620,000	620,198
Philadelphia, PA, School District General Obligation, Series C, Prerefunded, 5.875%, 3/1/2013 (b)	1,000,000	1,056,970

Williamsport, PA, Multi-Family Housing Authority, Series A, 5.25%, 1/1/2015 (b)	690,000	698,942

		24,763,072
Puerto Rico 1.6%
Commonwealth of Puerto Rico, Highway & Transportation Authority Revenue, Series BB, 5.25%, 7/1/2018 (b)	5,000,000	5,093,900
Puerto Rico, Electric Power Authority Revenue, Series UU, 5.0%, 7/1/2019 (b)	3,000,000	3,048,780
Puerto Rico, Public Buildings Authority Revenue, Government Facilities, Series M, 6.0%, 7/1/2020	3,045,000	3,287,473

		11,430,153
Rhode Island 0.8%
Rhode Island, State & Providence Plantations, Construction Capital Development Loan, Series A, 5.0%, 8/1/2017 (b)	5,000,000	5,497,050
South Carolina 1.4%
Columbia, SC, Waterworks & Sewer Systems Revenue, ETM, 7.75%, 1/1/2011	1,720,000	1,837,786
South Carolina, Water & Sewer Revenue, Grand Strand Water and Sewer Authority:
5.375%, 6/1/2015 (b)	3,705,000	3,991,915
5.375%, 6/1/2016 (b)	3,900,000	4,202,016

		10,031,717
Tennessee 2.9%
Greeneville, TN, Health & Education Facility Board, Southern Advent Hospital, ETM, 8.7%, 10/1/2009	105,000	108,917
Jackson, TN, Hospital Revenue, Jackson-Madison Project, 5.25%, 4/1/2018	1,000,000	1,038,110
Johnson City, TN, Hospital & Healthcare Revenue, Medical Center Hospital, ETM, 5.5%, 7/1/2013 (b)	3,305,000	3,681,506
Memphis & Shelby Counties, TN, Sports, Expo & Entertainment Revenue, Sports Authority Memphis Arena Project, Series A, Prerefunded, 5.5%, 11/1/2015 (b)	3,545,000	3,929,739
Memphis, TN, Health, Education & Housing Facility Board, Multi-Family Housing, Hickory Pointe Apartments Project, Series A, 5.4%, 7/1/2010 (b)	380,000	365,142
Nashville & Davidson Counties, TN, Water & Sewer Revenue, Series B, 5.25%, 1/1/2013 (b)	3,310,000	3,574,337
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series A, 5.0%, 9/1/2016	2,700,000	2,680,668
Series A, 5.25%, 9/1/2021	5,000,000	4,790,850

		20,169,269
Texas 16.2%
Bexar County, TX, Housing Finance Corp., Multi-Family Housing Revenue, American Opportunity Housing, Series A, 5.8%, 1/1/2031 (b)	200,000	202,348
Brownsville, TX, Electric Revenue, ETM, 6.25%, 9/1/2014 (b)	6,500,000	7,181,980
Comal, TX, Independent School District, School Building Improvements, 5.25%, 2/1/2020	2,330,000	2,531,708
Cypress-Fairbanks, TX, Independent School District, School House Building Improvements:
5.0%, 2/15/2019	1,300,000	1,398,891
5.0%, 2/15/2021	1,850,000	1,955,654
El Paso, TX, Independent School District, School Building Improvements, 5.0%, 8/15/2022 (c)	4,885,000	5,139,411
Fort Bend, TX, Independent School District, 5.0%, 8/15/2026	2,000,000	2,070,440
Houston, TX, Higher Education Finance Corp. Revenue, William Marsh Rice University Project, Series A, 2.55% *, 5/15/2048	1,300,000	1,300,000
Houston, TX, Sewer Systems Revenue, ETM, 6.375%, 10/1/2008	55,000	55,235
Houston, TX, Utility Systems Revenue, First Lien, Series C-2B, 5.0%, 5/15/2034 (b)	2,285,000	2,393,492
Houston, TX, Water & Sewer Revenue:
Series A, 5.5%, 12/1/2015 (b)	8,250,000	8,890,612
Series B, Prerefunded, 5.75%, 12/1/2016 (b)	1,000,000	1,118,930
Houston, TX, Water & Sewer Revenue, Water Conveyance Systems Contract, Series J, 6.25%, 12/15/2013 (b)	2,500,000	2,831,425
Jefferson County, TX, Health Facilities Development Corp., Baptist Hospitals, 5.2%, 8/15/2021 (b)	375,000	385,500

Longview, TX, Independent School District, School Building Improvements, 5.0%, 2/15/2022	2,000,000	2,107,460
North Texas, Tollway Authority Revenue, First Tier:
Series E-3, 5.75%, 1/1/2038	4,900,000	5,223,694
Series A, 6.0%, 1/1/2022	7,000,000	7,430,850
Northern, TX, Health Facilities Development Corp., United Regional Health Care Systems Project, 5.0%, 9/1/2014 (b)	5,750,000	5,784,442
Northside, TX, Independent School District, General Obligation, 5.0%, 2/15/2015	2,160,000	2,338,740
Odessa, TX, Housing Finance Corp., Single Family Mortgage, Series A, 8.45%, 11/1/2011	34,560	34,587
Plano, TX, Independent School District, 5.25%, 2/15/2014	1,570,000	1,662,426
San Antonio, TX, General Improvement, Series 2006, 5.5%, 8/1/2014 (b)	3,000,000	3,370,350
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Texas Health Resources, Series A, 5.0%, 2/15/2018	2,000,000	2,060,880
Texas, Lower Colorado River Authority Revenue:
Series A, 5.875%, 5/15/2014 (b)	2,495,000	2,575,414
Series A, Prerefunded, 5.875%, 5/15/2014 (b)	5,000	5,198
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series A, 5.0%, 12/15/2012	5,000,000	4,917,650
Texas, Municipal Power Agency Revenue:
ETM, Zero Coupon, 9/1/2014 (b)	40,000	32,520
Zero Coupon, 9/1/2014 (b)	1,760,000	1,406,627
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020	7,000,000	6,933,990
Texas, Water & Sewer Revenue, 5.375%, 3/1/2015 (b)	3,710,000	4,029,023
Texas, Water & Sewer Revenue, State Revenue Revolving Funds Project:
Series A, 5.625%, 7/15/2013	2,290,000	2,420,232
Series A, 5.75%, 7/15/2013	3,000,000	3,131,760
Series B, 5.75%, 7/15/2014	3,555,000	3,711,136
Texas, Water Development Board Revenue, State Revolving Fund:
Series B, 5.0%, 7/15/2017	3,000,000	3,208,950
Series A, 5.0%, 7/15/2020	3,150,000	3,357,837
Series B, 5.25%, 7/15/2021	3,000,000	3,227,820
Travis County, TX, Hospital & Healthcare Revenue, Ascension Health Credit:
Series A, 5.75%, 11/15/2010 (b)	1,000,000	1,046,350
Series A, Prerefunded, 6.25%, 11/15/2013 (b)	5,000,000	5,297,600

		112,771,162
Utah 0.1%
Intermountain Power Agency, UT, Power Supply Revenue, Series A, ETM, 6.15%, 7/1/2014 (b)	790,000	835,456
Utah, Housing Finance Agency, Single Family Mortgage, Series F-1, Class I, 5.5%, 7/1/2016	15,000	15,302

		850,758
Virgin Islands 0.3%
Virgin Islands, Electric Revenue, Water and Power Authority, 5.25%, 7/1/2009	2,000,000	2,022,380
Virginia 0.3%
Newport News, VA, Industrial Development Authority, Mennowood Communities, Series A, 7.25%, 8/1/2016	620,000	627,725
Richmond, VA, Metro Expressway Authority, ETM, 7.0%, 10/15/2013 (b)	1,380,000	1,522,044

		2,149,769
Washington 0.7%
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 2, Series A, 6.3%, 7/1/2012	1,000,000	1,123,290
Washington, Energy Northwest Electric Revenue, Columbia Generating Station, Series D, 5.0%, 7/1/2012	3,000,000	3,232,860
Washington, Health Care, Nursing Home Revenue, Grays Harbor Community Hospital, Prerefunded, 5.85%, 7/1/2012 (b)	515,000	544,757

		4,900,907

West Virginia 0.5%
Beckley, WV, Nursing Facility, Berkley Healthcare Corp. Project:
5.55%, 9/1/2008, Bank of America NA (a)	190,000	190,000
5.7%, 9/1/2009, Bank of America NA (a)	150,000	149,985
West Virginia, Transportation/Tolls Revenue, 5.25%, 5/15/2015 (b)	2,940,000	3,215,390

		3,555,375
Wisconsin 2.1%
Shell Lake, WI, Nursing Home Revenue, Terraceview Living, 5.3%, 9/20/2018	845,000	845,600
Wisconsin, Health & Educational Facilities, Viterbo College, Inc. Project, Series A:
5.75%, 2/1/2012, US Bank NA (a)	240,000	242,141
6.0%, 2/1/2017, US Bank NA (a)	405,000	407,580
Wisconsin, State General Obligation:
Series C, Prerefunded, 5.25%, 5/1/2016 (b)	7,705,000	8,394,289
Series D, Prerefunded, 5.75%, 5/1/2015	4,000,000	4,355,000

		14,244,610

Total Municipal Bonds and Notes (Cost $658,761,293)		678,348,215
Municipal Inverse Floating Rate Notes (d) 5.8%
California 1.9%
Los Angeles, CA, General Obligation, Series A, 5.0%, 9/1/2020 (b) (e)	5,915,000	6,294,186
Trust: Los Angeles, CA, General Obligation, Series 2678-2, 144A, 13.338%, 9/1/2020, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, General Obligation, Series A, 5.0%, 9/1/2019 (b) (e)	6,340,000	6,766,428
Trust: Los Angeles, CA, General Obligation, Series 2678-1, 144A, 13.34%, 9/1/2019, Leverage Factor at purchase date: 4 to 1

		13,060,614
Indiana 1.6%
Indiana, Transportation Finance Authority, Highway Revenue, Series A, 5.5%, 12/1/2022 (e)	10,000,000	11,092,000
Trust: Indiana, State Transportation, Series 1157, 144A, 15.4%, 12/1/2022,Leverage Factor at purchase date: 4 to 1
New York 0.8%
New York, State Dormitory Authority, Personal Income Tax Revenue, Series A, 5.0%, 3/15/2019 (e)	5,000,000	5,407,650
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series 1955-1, 144A, 13.94%, 3/15/2019, Leverage Factor at purchase date: 4 to 1
Texas 1.5%
Texas, State Transportation Commission Revenue, First Tier, 5.0%, 4/1/2022 (e)	10,000,000	10,534,650
Trust: Texas, State Transportation Commission Revenue, Series 2214, 144A, 13.85%, 4/1/2022, Leverage Factor at purchase date: 4 to 1

Total Municipal Inverse Floating Rate Notes (Cost $39,941,090)		40,094,914
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $698,702,383) †	103.5	718,443,129
Other Assets and Liabilities, Net	(3.5)	(24,439,693)

Net Assets	100.0	694,003,436

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2008.

†

The cost for federal income tax purposes was $698,163,171. At August 31, 2008, net unrealized appreciation for all securities based on tax cost was $20,279,958. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $23,745,093 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,465,135.

(a)	Security incorporates a letter of credit from the bank listed.
(b)	Bond is insured by one of these companies:
Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group	10.4
Financial Guaranty Insurance Company	10.2
Financial Security Assurance, Inc.	10.8
MBIA Corp.	13.0
Radian Asset Assurance	0.6
(c)	When-issued security.
(d)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(e)	Security forms part of the below tender option bond trust. Principal amount and value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ -
Level 2	718,443,129
Level 3	-
Total	$ 718,443,129

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Intermediate Tax/AMT Free Fund, a series of DWS Tax Free Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Intermediate Tax/AMT Free Fund, a series of DWS Tax Free Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 22, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        October 22, 2008